UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Global Energy Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (97.0%)(a)
	Shares	Value

Energy equipment and services (17.6%)

Aker Solutions ASA (Norway)	33,302	$584,940

Dril-Quip, Inc.(NON)	3,300	337,326

Halliburton Co.	22,270	1,439,532

Rowan Cos. PLC Class A	6,200	191,952

Schlumberger, Ltd.	11,700	1,217,268

SPT Energy Group, Inc. (China)	208,000	127,013

Weatherford International, Ltd.(NON)	10,500	227,745

		4,125,776
Gas utilities (1.4%)

China Resources Gas Group, Ltd. (China)	110,000	336,450

		336,450
Metals and mining (4.3%)

Hi-Crush Partners LP (Units)	20,200	1,011,414

		1,011,414
Oil, gas, and consumable fuels (73.7%)

BG Group PLC (United Kingdom)	47,351	969,104

Cabot Oil & Gas Corp.	10,000	362,400

Cairn Energy PLC (United Kingdom)(NON)	470,118	1,555,534

Cheniere Energy, Inc.(NON)	15,100	1,028,460

Chevron Corp.	4,097	503,071

Cobalt International Energy, Inc.(NON)	16,147	298,558

Continental Resources, Inc.(NON)	2,300	322,828

EnCana Corp. (Canada)	20,200	470,396

Energen Corp.	2,000	170,760

Energy Transfer Equity LP	5,300	270,088

EOG Resources, Inc.	9,900	1,047,420

EP Energy Corp. Class A(NON)(S)	20,900	419,254

GasLog Partners LP (Monaco)(NON)	5,700	151,164

Gaztransport Et Technigaz SA (France)	7,929	518,804

Genel Energy PLC (United Kingdom)(NON)	89,069	1,578,073

Gulfport Energy Corp.(NON)	6,700	412,251

Inpex Corp. (Japan)	39,300	569,099

Kodiak Oil & Gas Corp.(NON)	53,200	677,236

Marathon Oil Corp.	20,900	766,194

Noble Energy, Inc.	9,100	655,837

QEP Resources, Inc.	25,300	808,082

Royal Dutch Shell PLC Class A (United Kingdom)	61,026	2,398,740

Suncor Energy, Inc. (Canada)	31,500	1,212,298

TonenGeneral Sekiyu KK (Japan)	17,000	163,539

		17,329,190

Total common stocks (cost $18,956,651)		$22,802,830

SHORT-TERM INVESTMENTS (4.8%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	736,876	$736,876

Putnam Cash Collateral Pool, LLC 0.18%(d)	385,400	385,400

Total short-term investments (cost $1,122,276)		$1,122,276

TOTAL INVESTMENTS

Total investments (cost $20,078,927)(b)		$23,925,106

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $9,645,146) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$424,479	$419,779	$4,700
	Canadian Dollar	Buy	7/17/14	53,801	52,672	1,129
Barclays Bank PLC
	British Pound	Sell	6/18/14	248,720	250,133	1,413
	Euro	Buy	6/18/14	312,288	315,313	(3,025)
	Japanese Yen	Buy	8/20/14	278,591	278,297	294
	Japanese Yen	Sell	8/20/14	278,591	280,032	1,441
	Swiss Franc	Buy	6/18/14	103,198	104,136	(938)
Citibank, N.A.
	Euro	Buy	6/18/14	320,467	326,655	(6,188)
	Japanese Yen	Buy	8/20/14	42,427	42,027	400
	Japanese Yen	Sell	8/20/14	42,427	42,533	106
Credit Suisse International
	British Pound	Sell	6/18/14	832,641	828,695	(3,946)
	Canadian Dollar	Buy	7/17/14	101,246	98,226	3,020
	Japanese Yen	Buy	8/20/14	26,090	24,736	1,354
	Norwegian Krone	Buy	6/18/14	176,061	174,908	1,153
	Swiss Franc	Buy	6/18/14	36,521	36,849	(328)
Deutsche Bank AG
	British Pound	Sell	6/18/14	458,556	463,725	5,169
	Euro	Buy	6/18/14	606,857	612,658	(5,801)
Goldman Sachs International
	British Pound	Sell	6/18/14	395,035	393,063	(1,972)
	Euro	Buy	6/18/14	538,428	543,644	(5,216)
HSBC Bank USA, National Association
	British Pound	Sell	6/18/14	1,249,129	1,249,788	659
	Euro	Sell	6/18/14	140,809	141,063	254
	Japanese Yen	Sell	8/20/14	526,196	521,169	(5,027)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/18/14	209,836	212,255	(2,419)
	Canadian Dollar	Buy	7/17/14	647,735	634,730	13,005
	Euro	Sell	6/18/14	170,661	172,228	1,567
	Norwegian Krone	Sell	6/18/14	334,000	339,972	5,972
	Swedish Krona	Buy	6/18/14	36,108	37,468	(1,360)
State Street Bank and Trust Co.
	Euro	Sell	6/18/14	32,033	31,594	(439)
UBS AG
	Australian Dollar	Sell	7/17/14	371	367	(4)
	British Pound	Buy	6/18/14	230,954	229,849	1,105
	Euro	Buy	6/18/14	260,763	263,309	(2,546)
WestPac Banking Corp.
	Canadian Dollar	Buy	7/17/14	204,795	200,677	4,118
	Euro	Sell	6/18/14	320,195	322,596	2,401

Total						$10,051

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $23,508,616.
(b)	The aggregate identified cost on a tax basis is $20,235,653, resulting in gross unrealized appreciation and depreciation of $3,822,088 and $132,635, respectively, or net unrealized appreciation of $3,689,453.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$212,536	$9,211,420	$8,687,080	$203	$736,876
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $385,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $377,128.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $18,094 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	54.8%
	United Kingdom	27.6
	Canada	7.2
	Japan	3.1
	Norway	2.5
	France	2.2
	China	2.0
	Monaco	0.6

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $20,315 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$20,595,315	$859,651	$—
Materials	1,011,414	—	—
Utilities	—	336,450	—
Total common stocks	21,606,729	1,196,101	—
Short-term investments	736,876	385,400	—

Totals by level	$22,343,605	$1,581,501	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$10,051	$—

Totals by level	$—	$10,051	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$49,260	$39,209

Total	$49,260	$39,209

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$9,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$5,829	$3,148	$506	$5,527	$5,169	$—	$913	$20,544	$—	$1,105	$6,519	49,260

	Total Assets	$5,829	$3,148	$506	$5,527	$5,169	$—	$913	$20,544	$—	$1,105	$6,519	$49,260

	Liabilities:
	Forward currency contracts#	$—	$3,963	$6,188	$4,274	$5,801	$7,188	$5,027	$3,779	$439	$2,550	$—	39,209

	Total Liabilities	$—	$3,963	$6,188	$4,274	$5,801	$7,188	$5,027	$3,779	$439	$2,550	$—	$39,209

	Total Financial and Derivative Net Assets	$5,829	$(815)	$(5,682)	$1,253	$(632)	$(7,188)	$(4,114)	$16,765	$(439)	$(1,445)	$6,519	$10,051
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$5,829	$(815)	$(5,682)	$1,253	$(632)	$(7,188)	$(4,114)	$16,765	$(439)	$(1,445)	$6,519	$10,051

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014